Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index Income Fund - Fidelity Freedom Index Income Fund - Investor Class
Sep. 08, 2023
Bar Chart Table:
Annual Return 2013	3.10%
Annual Return 2014	3.91%
Annual Return 2015	(0.33%)
Annual Return 2016	3.75%
Annual Return 2017	6.66%
Annual Return 2018	(0.77%)
Annual Return 2019	10.59%
Annual Return 2020	8.54%
Annual Return 2021	2.79%
Annual Return 2022	(11.10%)